Crypto Assets - Schedule of Condensed Consolidated Statements of Operations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
BTC [Member]
Schedule of Condensed Consolidated Statements of Operations [Line Items]
Beginning Balance: Crypto assets, on January 1, 2024	$ 2,800
Crypto assets on December 31, 2024	6,268
Addition of crypto assets	4,767
Disposition of crypto assets	(3,898)
Realized gain on crypto assets	286
Unrealized gain on crypto assets	2,313
USDT [Member]
Schedule of Condensed Consolidated Statements of Operations [Line Items]
Beginning Balance: Crypto assets, on January 1, 2024	3,545
Crypto assets on December 31, 2024	416
Addition of crypto assets	9,077
Disposition of crypto assets	(12,218)
Realized gain on crypto assets	12
Unrealized gain on crypto assets
Others [Member]
Schedule of Condensed Consolidated Statements of Operations [Line Items]
Beginning Balance: Crypto assets, on January 1, 2024	364
Crypto assets on December 31, 2024	221
Addition of crypto assets	221
Disposition of crypto assets	(433)
Realized gain on crypto assets	69
Unrealized gain on crypto assets